CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investments measured at fair value	$ 209,035	$ 163,594	$ 261,643
Long-term investments measured at fair value	93,449	51,240	80,173
Accounts payable and other current liabilities	66,548	44,299	44,042
Operating lease liabilities, current	3,438	3,866	4,058
Operating lease liabilities, non-current	9,835	2,246	3,788
Other non-current liabilities	$ 1,389	$ 1,533	$ 1,714
Convertible redeemable preferred shares, shares outstanding		202,699,487
Series A convertible redeemable preferred shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	34,717,760	34,717,760
Convertible redeemable preferred shares, shares issued	0	34,362,468	34,717,760
Convertible redeemable preferred shares, shares outstanding	0	34,362,468	34,717,760
Convertible redeemable preferred shares, redemption value	$ 0	$ 20,733	$ 19,949
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	44,758,365	44,758,365
Convertible redeemable preferred shares, shares issued		44,758,365	44,758,365
Convertible redeemable preferred shares, shares outstanding		44,758,365	44,758,365
Convertible redeemable preferred shares, redemption value	$ 0	$ 114,793	$ 108,592
Series B+ Convertible Redeemable Preferred Stock
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	27,428,047	27,428,047
Convertible redeemable preferred shares, shares outstanding		27,428,047
Convertible redeemable preferred shares, redemption value	$ 0	$ 143,551	$ 135,504
Series B2 Convertible Redeemable Preferred Stock
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	10,478,885	10,478,885
Convertible redeemable preferred shares, shares issued		10,478,885	10,478,885
Convertible redeemable preferred shares, shares outstanding		10,478,885	10,478,885
Convertible redeemable preferred shares, redemption value	$ 0	$ 94,148	$ 88,683
Series C convertible redeemable preferred shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	57,896,414	57,896,414
Convertible redeemable preferred shares, shares issued		57,896,414	57,896,414
Convertible redeemable preferred shares, shares outstanding		57,896,414	57,896,414
Convertible redeemable preferred shares, redemption value	$ 0	$ 709,409	$ 665,769
Series C+ Convertible Redeemable Preferred Stock
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	16,161,668	16,161,668
Convertible redeemable preferred shares, shares issued	0	16,161,021	16,161,021
Convertible redeemable preferred shares, shares outstanding	0	16,161,021	16,161,021
Convertible redeemable preferred shares, redemption value	$ 0	$ 311,182	$ 291,183
Series D convertible redeemable preferred shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0	19,964,384	19,964,384
Convertible redeemable preferred shares, shares issued	0	11,614,287	7,453,371
Convertible redeemable preferred shares, shares outstanding	0	11,614,287	7,453,371
Convertible redeemable preferred shares, redemption value	$ 0	$ 318,980	$ 198,694
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	307,505,707	307,505,707	307,505,707
Ordinary shares, shares issued	269,203,783	10,660,389	10,708,762
Ordinary shares, shares outstanding	269,203,783	10,660,389	10,708,762
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770	81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770	81,088,770
VIEs
Accounts payable and other current liabilities	$ 0	$ 7,146	$ 8,104
Operating lease liabilities, current	0	768	899
Operating lease liabilities, non-current	0	14	795
Other non-current liabilities	$ 0	$ 57	$ 0